Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value
During the year ended December 31, 2025 and December 31, 2024, there were no transfers between Level 1 and Level 2 or Level 2 and Level 3.

	December 31, 2025			December 31, 2024
	Fair value		Total carrying amount / fair value	Fair value		Total carrying amount / fair value
	Level 1	Level 2		Level 1	Level 2

Items that are recognized at fair value on a recurring basis:
Financial assets
Available-for-sale investments
US government and federal agencies	1,342,083	1,340,388	2,682,471	991,357	1,172,262	2,163,619
Non-US governments debt securities	—	—	—	93,468	—	93,468
Asset-backed securities - Student loans	—	—	—	—	40	40
Residential mortgage-backed securities	—	13,782	13,782	—	15,359	15,359
Total available-for-sale	1,342,083	1,354,170	2,696,253	1,084,825	1,187,661	2,272,486

Other assets - Derivatives	—	1,064	1,064	—	35,478	35,478

Financial liabilities
Other liabilities - Derivatives	—	5,267	5,267	—	2,039	2,039

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2025			December 31, 2024
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	1,708,936	1,708,936	—	1,998,112	1,998,112	—
Securities purchased under agreements to resell	Level 2	1,096,238	1,096,238	—	1,205,373	1,205,373	—
Short-term investments	Level 1	756,543	756,543	—	580,026	580,026	—
Investments held-to-maturity	Level 2	2,992,052	2,566,470	(425,582)	3,240,290	2,671,040	(569,250)
Loans, net of allowance for credit losses	Level 2	4,382,411	4,367,439	(14,972)	4,473,591	4,433,872	(39,719)

Financial liabilities
Term deposits	Level 2	3,941,581	3,944,728	(3,147)	4,478,257	4,482,978	(4,721)
Securities sold under agreements to repurchase	Level 2	—	—	—	92,562	92,562	—
Long-term debt	Level 2	—	—	—	98,725	98,361	364